Goodwill - Narrative (Details) € in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024 EUR (€) cGU	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 866	€ 58	€ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 506	€ 2
Business plan, term	3 years
Business plan, cash flow, term	5 years
Number of cash generating units | cGU	3
Fiber optic assets in Peru
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 34
Telefonica Tech UK & Ireland, Limited
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 192
Growth rate used to extrapolate cash flow projections (as a percent)	3.00%
Telefonica Tech UK & Ireland, Limited | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	(0.50%)
Changes in key assumption rate, estimated additional impairment of goodwill	€ 28
Telefonica Tech UK & Ireland, Limited | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	0.25%
Changes in key assumption rate, estimated additional impairment of goodwill	€ 12
Telefonica Tech UK & Ireland, Limited | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	0.50%
Changes in key assumption rate, estimated additional impairment of goodwill	€ 19
Telefonica Tech UK & Ireland, Limited | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	(0.25%)
Changes in key assumption rate, estimated additional impairment of goodwill	€ 9
BE-terna
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 51
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections (as a percent)	5.50%	5.80%
Before-tax discount rates applied to cash flow projections (as a percent)	8.00%	8.40%
Growth rate used to extrapolate cash flow projections (as a percent)	1.00%	1.00%
EBITDA margin estimate, term	2 years
Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)	11.00%
Telefónica Germany | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		0.25%
Telefónica Germany | Minimum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		1.50%
Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)	17.00%
Telefónica Germany | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(0.25%)
Telefónica Germany | Maximum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(1.50%)
Telefónica Germany | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				27.00%
Telefónica Germany | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				31.00%
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections (as a percent)	6.60%	7.00%
Before-tax discount rates applied to cash flow projections (as a percent)	8.60%	9.10%
Growth rate used to extrapolate cash flow projections (as a percent)	0.80%	0.80%
EBITDA margin estimate, term	2 years
Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)	10.00%
Telefónica Spain | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		0.25%
Telefónica Spain | Minimum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		1.75%
Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)	12.00%
Telefónica Spain | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(0.25%)
Telefónica Spain | Maximum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(1.75%)
Telefónica Spain | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				35.00%
Telefónica Spain | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				38.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections (as a percent)	11.50%	12.00%
Before-tax discount rates applied to cash flow projections (as a percent)	13.90%	14.80%
Growth rate used to extrapolate cash flow projections (as a percent)	4.00%	4.00%
EBITDA margin estimate, term	2 years
Telefónica Brazil | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		0.50%
Telefónica Brazil | Minimum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		2.00%
Telefónica Brazil | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(0.50%)
Telefónica Brazil | Maximum | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate		(2.00%)
Telefónica Brazil | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				41.00%
Long-term capital expenditure (CapEx) ratio (as a percent)	10.00%
Telefónica Brazil | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
EBITDA margin (as a percent)				44.00%
Long-term capital expenditure (CapEx) ratio (as a percent)	16.00%
Peru
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 226
Peru | Fiber optic assets in Peru
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	34
Impairment loss recognised in profit or loss, intangible assets other than goodwill	54
Peru | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 226
After-tax discount rates applied to cash flow projections (as a percent)	9.50%
Before-tax discount rates applied to cash flow projections (as a percent)	11.60%
Growth rate used to extrapolate cash flow projections (as a percent)	2.40%
Chile
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	2.80%
Chile | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	(0.50%)
Changes in key assumption rate, estimated additional impairment of goodwill	€ 107
Chile | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	0.25%
Changes in key assumption rate, estimated additional impairment of goodwill	€ 48
Chile | Long-term margin of operating results before depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	1.25%
Changes in key assumption rate, estimated additional impairment of goodwill	€ 198
Chile | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, basis spread on variable rate	(0.60%)
Changes in key assumption rate, estimated additional impairment of goodwill	€ 136
Chile | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 397
After-tax discount rates applied to cash flow projections (as a percent)	8.50%
Before-tax discount rates applied to cash flow projections (as a percent)	10.40%
Growth rate used to extrapolate cash flow projections (as a percent)	2.80%
United Kingdom | Telefonica Tech UK & Ireland, Limited
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 192
After-tax discount rates applied to cash flow projections (as a percent)	9.40%
Before-tax discount rates applied to cash flow projections (as a percent)	11.40%
United Kingdom | BE-terna
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)	€ 51
Ecuador | Telefónica Hispam
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment (Note 7)		€ 58